Pension And Other Postretirement Benefits (Schedule Of One-Percentage-Point Change In Assumed Health Care Cost Trend Rates) (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Effect on service and interest components of net periodic cost, 1% point increase	$ 0.1
Effect on service and interest components of net periodic cost, 1% point decrease	(0.1)
Effect on accumulated postretirement benefit obligation, 1% point increase	3.1
Effect on accumulated postretirement benefit obligation, 1% point decrease	$ (2.8)